Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income ((Effective Portion)	$ (88)	$ 140	$ (129)	$ 85
Interest rate derivatives-accumulated other comprehensive ((Effective Portion)	(1)	1	2	5
Interest expense [Member]
Fair Value Hedges
Interest rate derivatives	(9)	(40)	1	(38)
Gains/(losses) on hedged items	9	40	(1)	38
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (Effective Portion)	(12)	(3)	(5)	(8)
Not Designated as Hedges
Non Designated as Hedges, Interest rate derivatives
Sales Revenue, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	8	7	12	5
Cost of goods sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	37	(10)	50	(13)
Other, net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	(12)	33	(12)	26
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ (34)	$ 75	$ (31)	$ 57